GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL
Goodwill	$ 21,808,566	$ 4,918,823
Increase in carrying value in goodwill	$ 415,965